WARRANTS (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Warrants - Common Share Equivalents [Member]
Statement [Line Items]
Shares Outstanding, Beginning Balance	9,584,517	1,386,155	1,300,932	390,000
Warrants - Common Share Equivalents, Additions		8,935,664	85,223	950,932
Warrants - Common Share Equivalents, Converted		(737,302)		(40,000)
Warrants - Common Share Equivalents, Expired			0
Shares Outstanding, Ending Balance	9,584,517	9,584,517	1,386,155	1,300,932
Weighted Average Exercise Price, Beginning Balance	$ 1.46	$ 1.46	$ 1.43	$ 0.920
Weighted Average Exercise Price, Additions	0	1.85	1.85	1.65
Weighted Average Exercise Price, Converted	0	0	0	0.260
Weighted Average Exercise Price, Expired	0	0	0	0
Weighted Average Exercise Price, Ending Balance	1.46	1.46	1.46	1.43
Warrants Exercisable Common Share Equivalents [Member]
Statement [Line Items]
Weighted Average Exercise Price, Beginning Balance	1.46	1.46	1.43	0.920
Weighted Average Exercise Price, Additions	0	1.85	1.85	1.65
Weighted Average Exercise Price, Converted	0		0	0.260
Weighted Average Exercise Price, Expired	0		0	0
Weighted Average Exercise Price, Ending Balance	$ 1.46	$ 1.46	$ 1.46	$ 1.43
Warrants Exercisable - Common Share Equivalents, Beginning Balance	9,584,517	1,386,155	1,300,932	390,000
Warrants Exercisable - Common Share Equivalents, Addition		8,935,664	85,223	950,932
Warrants Exercisable - Common Share Equivalents, Expired	$ 0		$ 0	$ 0
Warrants Exercisable - Common Share Equivalents, Ending Balance	9,584,517	9,584,517	1,386,155	1,300,932
Warrants Exercisable - Common Share Equivalents,converted			$ 0